Plan Description - Withdrawals (Details) - Covista Retirement Plan (the "Plan")	12 Months Ended
Dec. 31, 2025 USD ($) age item
Plan Description
Threshold age for withdrawal | age	59.6
Minimum withdrawal amount | $	$ 1,000
Number of withdrawals per year	1
Number of hardship withdrawals per year	1